Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Liabilities [Abstract]
Accrued Expenses And Other Liabilities

12. ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2010	2011	2011
	(RMB'000)	(RMB'000)	(US$'000)

Accrued warranty costs (Note 13)	131,689	162,133	25,760
Accrued wages and other employee welfare	93,124	77,207	12,267
Taxes payable	78,190	7,531	1,196
Accrued professional service fees	27,102	35,276	5,605
Accrued compensation expense	22,238	2,040	324
Interest payable for convertible bonds	18,434	17,544	2,787
Accrued insurance expense	5,569	42	7
Accrued utility expenses	5,473	11,043	1,754
Accrued freight and export related expense	4,462	14,253	2,265
Accrued interest expense for bank borrowings	878	5,473	870
Accrued repair cost	85	6,091	968
Accrued office and travel expense	2,693	9,120	1,449
Accrued advertising fee	—	10,906	1,733
Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd. ("Hanwha Solar") (Note 26)	21	13	2
Other accrued expenses and liabilities	14,868	16,566	2,632

	404,826	375,238	59,619